Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related Party Transactions	Related Party Transactions
Parties are considered to be related if one party has the ability, directly or indirectly, to control or exercise significant influence over the other party. Parties are also considered to be related if they are subject to common control. Members of key management of the Group and their close family members are also considered as related parties.

Names of related parties	Nature of relationship
Hangzhou Simo Company Limited	Entity controlled by a former director of the Company
Frontage Laboratories (Suzhou) Company Limited	Entity controlled by a former director of the Company
Shanghai Tigermed Consulting Company Limited	Entity controlled by a former director of the Company
Hangzhou Tigermed Consulting Company Limited	Entity controlled by a former director of the Company
Beijing Medical Development (Suzhou) Company Limited	Entity controlled by a former director of the Company
As the former director Xiaoping Ye resigned on February 2, 2021, the above companies were no longer considered as related parties for the years ended December 31, 2022 and 2023.
In addition to other related party transactions and balances disclosed elsewhere in this financial information, the following is a summary of significant transactions and balances with related parties during the years ended December 31, 2021, 2022 and 2023 and at December 31, 2022 and 2023.
(a)Interests in subsidiaries of the Company are set out in Note 1.1.
(b) Significant transactions with related parties
The Group had no transactions with related parties for the years ended December 31, 2021, 2022 or 2023.
(c) Balances with related parties
The Group had no balances with related parties at December 31, 2022 or 2023.
(d) Key management personnel compensation

	Year Ended December 31,
	2021	2022	2023
(In thousands)
Wages, salaries and bonuses	$2,872	$2,621	$2,262
Share-based compensation expenses	4,486	2,627	1,410
Welfare, housing funds and other	49	70	57
	$7,407	$5,318	$3,729
The Group accrued USD 0.5 million and USD 0.6 million, as of December 31, 2022 and 2023, respectively, in Other payables and accruals for the annual bonus earned in those years.
(e) Shares repurchase from key management personnel
In March 2021, the Group repurchased 20,765 ordinary shares from one of the co-founders (see Note 20).
(f) Share surrender from key management personnel
In May 2022, a related party surrendered 60,540 ordinary shares for no consideration. The surrendered shares were cancelled. In relation to the share surrender, the Group did not enter into any agreement or commitment for future consideration or compensation (see Note 20).